Earnings Per Share	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
Earnings Per Share

NOTE 8. EARNINGS PER SHARE

The following table presents the calculation of Dominion Energy’s basic and diluted EPS:

	2022	2021	2020
(millions, except EPS)
Net income attributable to Dominion Energy from continuing operations	$22	$1,931	$1,039
Preferred stock dividends (see Note 19)	(93)	(68)	(65)
Net income attributable to Dominion Energy from continuing operations - Basic	(71)	1,863	974
Dilutive effect of 2019 Equity Units(1)	—	—	(11)
Net income attributable to Dominion Energy from continuing operations - Diluted	$(71)	$1,863	$963
Net income (loss) attributable to Dominion Energy from discontinued operations - Basic & Diluted	$972	$1,357	$(1,440)
Average shares of common stock outstanding – Basic	823.9	807.8	831.0
Net effect of dilutive securities(2)	—	0.7	—
Average shares of common stock outstanding – Diluted	823.9	808.5	831.0
EPS from continuing operations - Basic	$(0.09)	$2.30	$1.17
EPS from discontinued operations - Basic	1.18	1.68	(1.73)
EPS attributable to Dominion Energy - Basic	$1.09	$3.98	$(0.56)
EPS from continuing operations - Diluted	$(0.09)	$2.30	$1.16
EPS from discontinued operations - Diluted	1.18	1.68	(1.73)
EPS attributable to Dominion Energy - Diluted	$1.09	$3.98	$(0.57)
(1)
As discussed in Note 19, effective in June 2022 through its redemption in September 2022, the Series A Preferred Stock was considered to be mandatorily redeemable and was classified in current liabilities. In accordance with revised accounting standards effective January 2022, a fair value adjustment, if dilutive, of the Series A Preferred Stock was no longer included in applying the if converted method to the 2019 Equity Units. In addition, diluted net income was no longer reduced by the Series A Preferred Stock dividends. No fair value adjustment was necessary for 2021.
(2)
Dilutive securities for 2021 consist primarily of stock potentially to be issued to satisfy the obligation under a settlement agreement with the SCDOR (applying the if converted method) as well as forward sales agreements entered into in November 2021 and settled in December 2022 (applying the treasury stock method). See Notes 20 and 23 for additional information.

The 2019 Equity Units, prior to settlement in June 2022, and the Q-Pipe Transaction deposit, prior to being settled in cash in July 2021, were potentially dilutive instruments. See Notes 3 and 19 for additional information.

As a result of a net loss attributable to Dominion Energy from continuing operations for the year ended December 31, 2022, any adjustments to earnings or shares would be considered antidilutive and are therefore excluded from the calculation of diluted earnings per share from continuing operations.

For the years ended December 31, 2021 and 2020, the forward stock purchase contracts included within the 2019 Equity Units were excluded from the calculation of diluted EPS from continuing operations as the dilutive stock price threshold was not met. The Series

A Preferred Stock included within the 2019 Equity Units is excluded from the effect of dilutive securities within diluted EPS from continuing operations, but a fair value adjustment is reflected within net income attributable to Dominion Energy from continuing operations for the calculation of diluted EPS from continuing operations for the year ended December 31, 2020, based upon the expectation that the conversion would be settled in cash rather than through the issuance of Dominion Energy common stock. As described in Note 19, effective November 2021 any settlement of the conversion up to $1,000 per share was payable in cash, and any amount in excess of $1,000 per share could have been settled in cash, common stock or a combination thereof. For the year ended December 31, 2021, a fair value adjustment related to the Series A Preferred Stock included within the 2019 Equity Units is excluded from the calculation of diluted EPS from continuing operations, as such fair value adjustment was not dilutive during the period.

The impact of settling the deposit associated with the Q-Pipe Transaction in shares is excluded from the calculation for the years ending December 31, 2021 and 2020 based upon the expectation Dominion Energy would settle in cash, which occurred in July 2021, rather than through the issuance of shares of Dominion Energy common stock.